PROPERTY AND EQUIPMENT, NET (Details Textual)	12 Months Ended
	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2015 CNY (¥)
Property, Plant and Equipment [Line Items]
Depreciation	¥ 856,735	$ 126,410	¥ 955,083	¥ 526,046
Gain (Loss) on Disposition of Property Plant Equipment	¥ 35,919	$ 5,300	¥ 40,688	¥ 193,657